Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of percentage of ownership in subsidiaries, its VIEs and its equity investees

Details of the Company’s principal subsidiaries and VIEs as of December 31, 2024 are as follows:

Company	Date of incorporation/ registration	Place of incorporation/ registration	Percentage of ownership (i)	Principal activities
Principal subsidiaries of the Company:
Forward Vision Corporation Limited ("Forward Vision", formerly known as Cheetah Technology Corporation Limited)	August 26, 2009	Hong Kong	100%	Investment holding, provision of internet products and related services
Beijing Kingsoft Internet Security Software Co., Ltd. (“Beijing Security”)	November 30, 2009	The PRC	100%	Provision of internet products and related services, sale of AI products
Conew Network Technology (Beijing) Co., Ltd. (“Conew Network”)	March 19, 2009	The PRC	100%	Provision of internet products and related services
Hongkong Zoom Interactive Network Marketing Technology Limited (“HK Zoom”)	July 4, 2014	Hong Kong	100%	Provision of AI and other services
Cheetah Information Technology Company Limited (“Cheetah Information”)	March 9, 2015	Hong Kong	100%	Investment holding
Dream Ahead Pte. Ltd.("Dream Ahead", formerly known as Cheetah Mobile Singapore Pte. Ltd.)	May 27, 2015	Singapore	100%	Provision of internet products and related services
Multicloud Limited	July 20, 2017	Hong Kong	100%	Provision of internet products and related services
Beijing Kingsoft Cheetah Technology Co., Ltd.	April 30, 2015	The PRC	100%	Provision of internet products and related services
Jingdezhen Jibao Information Service Co., Ltd.	August 10, 2017	The PRC	100%	Provision of internet products and related services, sale of AI products
Japan Kingsoft Inc. (“Kingsoft Japan”)	March 9, 2005	Japan	41.2%	Provision of internet products and related services, sale and rental of service robots
Zhuhai Baoqu Technology Co., Ltd.	July 18, 2018	The PRC	75.0%	Provision of internet products and related services
Zhuhai Baobaohong Technology Co., Ltd.	February 20,2019	The PRC	75.0%	Provision of internet products and related services
Zhuhai Baohaowan Technology Co., Ltd.	July 17, 2018	The PRC	75.0%	Provision of internet products and related services
Beijing Orion Star Technology Co., Ltd.	September 19, 2016	The PRC	74.0%	Provision of AI solution, sale and rental of service robots
Hongkong Cheetah Mobile Technology Limited (Hong Kong)	March 9, 2015	Hong Kong	100.0%	Investment holding
Conew.com Corporation (BVI)	October 6,2008	British Virgin Islands	100.0%	Investment holding
Cheepop Inc.(Cayman)	May 26, 2017	Cayman	100.0%	Investment holding
Cheetah Mobile Seal Inc. (Cayman)	July 24, 2018	Cayman	75.0%	Investment holding
Cheetah Mobile Calls Hong Kong Limited	July 24, 2018	Hong Kong	75.0%	Investment holding, provision of internet products and related services
Zhuhai Juntian Electronic Technology Co., Ltd.	September 28, 2000	The PRC	100.0%	Investment holding, provision of internet products and related services
VIEs:
Beijing Conew Technology Development Co., Ltd. (“Beijing Conew”)	December 22, 2005	The PRC	Nil	Dormant
Beijing Cheetah Mobile Technology Co., Ltd. (“Beijing Mobile”)	April 15, 2009	The PRC	Nil	Provision of internet products and related services
Beijing Cheetah Network Technology Co., Ltd. (“Beijing Network”)	July 18, 2012	The PRC	Nil	Provision of internet products and related services

(i)
Percentage of ownership is calculated on fully diluted basis.

Schedule of carrying amounts and classifications of the assets and liabilities of the VIEs and their subsidiaries

The assets and liabilities of the VIEs and their subsidiaries are presented after the elimination of intercompany balances among VIEs and their subsidiaries within the Group:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	176,711	272,026	37,267
Accounts receivable, net	28,918	86,526	11,854
Prepayments and other current assets, net	29,929	59,407	8,139
Due from related parties, net (i)	894,583	1,027,116	140,714
Total current assets	1,130,141	1,445,075	197,974
Property and equipment, net	12,590	6,669	914
Operating lease right-of-use assets	2,164	1,460	200
Intangible assets, net	1,550	940	129
Long-term investments	207,614	336,535	46,105
Other non-current assets	44,723	45,687	6,259
Deferred tax assets	5,218	5,001	685
Total non-current assets	273,859	396,292	54,292
Total assets	1,404,000	1,841,367	252,266
Accounts payable	33,603	74,634	10,225
Accrued expenses and other current liabilities	205,266	286,071	39,192
Due to related parties (i)	1,155,052	1,416,296	194,032
Income tax payable	1,032	1,168	160
Total current liabilities	1,394,953	1,778,169	243,609
Other non-current liabilities	2,837	1,588	218
Total non-current liabilities	2,837	1,588	218
Total liabilities	1,397,790	1,779,757	243,827

The balances due from and due to related parties of the VIEs and subsidiaries of VIEs mainly represented amounts due from and due to subsidiaries of the Group. As of December 31, 2023, and 2024, amounts due from subsidiaries of the Group were RMB888,050 and RMB986,455 (US$135,144), respectively, while amounts due to subsidiaries of the Group were RMB1,147,218 and RMB1,407,371 (US$192,809), respectively, which were eliminated upon consolidation by the Company.
Schedule of financial performance and cash flows of the VIEs and their subsidiaries

The financial performance and cash flows of the VIEs and their subsidiaries are presented after the elimination of intercompany transactions among VIEs and their subsidiaries within the Group:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	344,288	348,433	344,094	47,141
Cost of revenues	224,726	199,185	264,565	36,245
Net income/(loss)	3,792	(64,999)	33,378	4,573
Net cash provided by (used in) operating activities	154,403	(31,775)	136,288	18,671
Net cash (used in) provided by investing activities	(98,598)	8,765	(75,602)	(10,357)
Net cash provided by (used in) financing activities	128,461	(22,223)	34,141	4,677
Effect of exchange rate changes on cash, cash equivalents and restricted cash	868	212	488	67